Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	StatutoryReserve[Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at December 31, 2021* at Dec. 31, 2020	$ 1,575	$ 1,102,858	$ 3,062,159	$ 39,229,282	$ 957,908	$ 44,353,782
Beginning balance, shares at Dec. 31, 2020	1,575,035
Net income				17,385,966		17,385,966
Foreign currency translation adjustment					1,307,260	1,307,260
Appropriation to statutory reserve			2,005,084	(2,005,084)
Share-based compensation	$ 16	3,149,090				3,149,106
Share-based compensation, shares	15,541
Warrants issued to third parties in conjunction with debt issuance		(1,888,106)				(1,888,106)
Balance at December 31 2022* at Dec. 31, 2021	$ 1,591	2,363,842	5,067,243	54,610,164	2,265,168	64,308,008
Ending balance, shares at Dec. 31, 2021	1,590,576
Shares issued cashless for warrants	$ 11	(11)
Shares issued cashless for warrants, shares	11,376
Net income				5,493,218		5,493,218
Foreign currency translation adjustment					(3,402,584)	(3,402,584)
Balance at December 31 2022* at Jun. 30, 2022	$ 1,602	2,363,831	5,067,243	60,103,382	(1,137,416)	66,398,642
Ending balance, shares at Jun. 30, 2022	1,601,952
Balance at December 31, 2021* at Dec. 31, 2021	$ 1,591	2,363,842	5,067,243	54,610,164	2,265,168	64,308,008
Beginning balance, shares at Dec. 31, 2021	1,590,576
Net income				8,730,446		8,730,446
Foreign currency translation adjustment					(5,242,692)	(5,242,692)
Appropriation to statutory reserve			973,718	(973,718)
Exercise of warrants issued in conjunction with legal services in 2020	$ 6	(6)
Exercise of warrants issued in conjunction with legal services, shares	6,211
Exercise of warrants issued to third parties in conjunction with debt issuance in 2021	$ 14	(14)
Exercise of warrants issued to third parties in conjunction with debt issuance, shares	14,233
Stock issuance for convertible promissory notes payable	$ 69	1,038,356				$ 1,038,425
Stock issuance for convertible promissory notes payable, shares	69,228					1,384,564
Balance at December 31 2022* at Dec. 31, 2022	$ 1,680	3,402,178	6,040,961	62,366,892	(2,977,524)	$ 68,834,187
Ending balance, shares at Dec. 31, 2022	1,680,248
Balance at December 31, 2021* at Mar. 31, 2022	$ 1,591	2,363,842	5,067,243	57,172,677	2,645,362	67,250,715
Beginning balance, shares at Mar. 31, 2022	1,590,576
Shares issued cashless for warrants	$ 11	(11)
Shares issued cashless for warrants, shares	11,376
Net income				2,930,705		2,930,705
Foreign currency translation adjustment					(3,782,778)	(3,782,778)
Balance at December 31 2022* at Jun. 30, 2022	$ 1,602	2,363,831	5,067,243	60,103,382	(1,137,416)	66,398,642
Ending balance, shares at Jun. 30, 2022	1,601,952
Balance at December 31, 2021* at Dec. 31, 2022	$ 1,680	3,402,178	6,040,961	62,366,892	(2,977,524)	68,834,187
Beginning balance, shares at Dec. 31, 2022	1,680,248
Net income				7,466,232		7,466,232
Foreign currency translation adjustment					(6,885,927)	(6,885,927)
Exercise of warrants issued to third parties in conjunction with debt issuance in 2021	$ 15	(15)
Exercise of warrants issued to third parties in conjunction with debt issuance shares	15,000
Shares issued to private placement	$ 8,000	39,992,000				40,000,000
Shares issued to private placement,shares	8,000,000
Balance at December 31 2022* at Jun. 30, 2023	$ 9,695	43,394,163	6,040,961	69,833,124	(9,863,451)	109,414,492
Ending balance, shares at Jun. 30, 2023	9,695,248
Balance at December 31, 2021* at Mar. 31, 2023	$ 9,680	43,394,178	6,040,961	65,160,141	(3,658,500)	110,946,460
Beginning balance, shares at Mar. 31, 2023	9,680,248
Net income				4,672,983		4,672,983
Foreign currency translation adjustment					(6,204,951)	(6,204,951)
Exercise of warrants issued to third parties in conjunction with debt issuance in 2021	$ 15	(15)
Exercise of warrants issued to third parties in conjunction with debt issuance shares	15,000
Balance at December 31 2022* at Jun. 30, 2023	$ 9,695	$ 43,394,163	$ 6,040,961	$ 69,833,124	$ (9,863,451)	$ 109,414,492
Ending balance, shares at Jun. 30, 2023	9,695,248